SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	62,706	313,528
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 0.000002	$ 0.000002
Number of shares, Granted
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested	(62,706)	(250,822)
Weighted Average Grant Date Fair Value - Vested	$ 0.000002	$ 0.000002
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance		62,706	313,528
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 0.000002	$ 0.000002
Weighted average remaining contractual life		3 months	3 years 5 months 26 days
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Forfeited		(172,584)
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	1,004,822
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 8.67
Number of shares, Granted		2,024,985
Weighted Average Grant Date Fair Value - Granted		$ 8.80
Number of shares, Vested	(82,456)	(502,411)
Weighted Average Grant Date Fair Value - Vested	$ 8.41	$ 8.67
Number of shares, Forfeited		(517,752)
Weighted Average Grant Date Fair Value - Forfeited		$ 9.17
Number of shares, Unvested, Ending balance	922,366	1,004,822
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 8.69	$ 8.67
Restricted Stock Units (RSUs) [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	1,482,081
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 11.51
Number of shares, Granted	428,719	1,598,296
Weighted Average Grant Date Fair Value - Granted	$ 0.47	$ 11.52
Number of shares, Vested	(62,216)	(116,215)
Weighted Average Grant Date Fair Value - Vested	$ 8.04	$ 11.62
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance	1,848,584	1,482,081
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 9.07	$ 11.51